Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	28,804			25,209		24,927
United States Country [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	69,299			68,124		69,816
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	15,299			12,610		11,547
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 40,449			₨ 36,085		₨ 34,519

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).